Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2023
Other comprehensive income/(loss)
Schedule of changes in the composition of accumulated other comprehensive income/(loss) attributable to ordinary shareholders

Translation adjustments and hedge of net investments in foreign operations, net of tax

(RMB in millions)

Balances as of December 31, 2020	(3,548)
Other comprehensive loss	(2,542)

Balances as of December 31, 2021	(6,090)
Other comprehensive income	5,131

Balances as of December 31, 2022	(959)
Other comprehensive income	1,862

Balances as of December 31, 2023	903